Leases (Details) - EUR (€)	Apr. 01, 2024	Aug. 17, 2023	Nov. 15, 2022	Sep. 26, 2022	Jun. 01, 2022	Jan. 01, 2021	Sep. 08, 2020
Leases [Line Items]
Monthly lease payment	€ 3,618	€ 572	€ 417	€ 420		€ 827	€ 527
Percentage of customer price index						2.00%
Lease agreement term					3 years
Extended additional lease term	1 year
First Year [Member]
Leases [Line Items]
Monthly lease payment					€ 3,384
Second Year [Member]
Leases [Line Items]
Monthly lease payment					€ 3,492